COMBINED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Revenues:
Real estate management revenue	$ 241,854	$ 247,491	$ 470,915	$ 454,534	$ 997,854	$ 993,602	$ 1,063,270
Land resource management revenue	298,195	1,037,506	752,869	1,990,091	4,341,767	2,872,670	2,557,013
Rental income revenue	451,090	450,121	888,015	898,343	1,790,087	1,812,874	1,793,996
Total revenues	991,139	1,735,118	2,111,799	3,342,968	7,129,708	5,679,146	5,414,279
Costs and expenses:
Real estate management costs	244,730	233,736	521,795	509,314	1,010,413	1,016,444	1,127,137
Land resource management costs	4,258,009	1,306,234	4,967,624	2,318,383	4,670,340	4,436,374	5,612,485
Rental income costs	216,853	239,316	441,947	471,723	934,013	964,880	995,448
General and administrative expense	462,125	434,619	975,322	969,088	1,881,691	1,791,381	2,438,220
Gain on sale of assets	(3,100)	0	(3,100)	0	(4,609)	(19,165)
Total costs and expenses	5,178,617	2,213,905	6,903,588	4,268,508	8,491,848	8,189,914	10,173,290
Operating loss from continuing operations	(4,187,478)	(478,787)	(4,791,789)	(925,540)	(1,362,140)	(2,510,768)	(4,759,011)
Other income and (expense):
Interest and other income	57	203	2,286	2,941	3,315	11,259	21,591
Interest expense	(255,468)	(274,919)	(515,966)	(599,210)	(1,128,087)	(1,415,031)	(1,261,339)
Total other income and expense	(255,411)	(274,716)	(513,680)	(596,269)	(1,124,772)	(1,403,772)	(1,239,748)
Loss from continuing operations before income taxes	(4,442,889)	(753,503)	(5,305,469)	(1,521,809)	(2,486,912)	(3,914,540)	(5,998,759)
(Credit) provision for income taxes on continuing operations:
Current income taxes on continuing operations					67,000	2,000	(3,000)
Deferred income taxes on continuing operations					(1,339,000)	(1,329,000)	(2,180,000)
Credit for income taxes	(1,511,000)	(255,000)	(1,804,000)	(517,000)	(1,272,000)	(1,327,000)	(2,183,000)
Net loss before discontinued operations	(2,931,889)	(498,503)	(3,501,469)	(1,004,809)	(1,214,912)	(2,587,540)	(3,815,759)
Discontinued operations	2,425	(7,916)	2,421	(3,039)	(66,722)	169,775	616,679
Provision (credit) for income taxes on discontinued operations:
Current income taxes on discontinued operations					(1,000)		0
Deferred income taxes on discontinued operations					(22,000)	57,000	210,000
(Credit) provision for income taxes on discontinued operations	1,000	(3,000)	1,000	(1,000)	(23,000)	57,000	210,000
Net income (loss) from discontinued operations	1,425	(4,916)	1,421	(2,039)	(43,722)	112,775	406,679
Net loss	$ (2,930,464)	$ (503,419)	$ (3,500,048)	$ (1,006,848)	$ (1,258,634)	$ (2,474,765)	$ (3,409,080)
Earnings (loss) per weighted average combined share:
Net loss before discontinued operations (per share)	$ (1.20)	$ (0.20)	$ (1.43)	$ (0.41)	$ (0.49)	$ (1.06)	$ (1.56)
Income (loss) from discontinued operations (per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.02)	$ 0.05	$ 0.17
Basic loss per weighted average combined share (per share)	$ (1.20)	$ (0.20)	$ (1.43)	$ (0.41)	$ (0.51)	$ (1.01)	$ (1.39)